Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2018	2019
Unearned revenue	38,680	48,183
Accrued off-hire	7,376	6,968
Accrued purchases	18,578	9,759
Accrued interest	38,107	36,746
Other accruals	24,709	34,586
Total	127,450	136,242